                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                 ---------------

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------------
Address: 17 Heights Road
         ---------------------
         Plandome, NY 11030
         ---------------------



Form 13F File Number:   28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         -----------------
Title:   Managing Member
         -----------------
Phone:   212-752-5255
         -----------------

Signature, Place, and Date of Signing:


/s/  Edward M. Giles                New York, NY                      07/28/08
--------------------                ------------                      --------
     [Signature]                   [City, State]                       [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:            45
                                         ------------

Form 13F Information Table Value Total:        329211
                                         ------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

GME Capital LLC
FORM 13F
30-Jun-08

                                                                                               Voting Authority
                                                                                               -------------------
                             Title of                     Value   Shares/ Sh/ Put/   Invstmt   Other
Name of Issuer                 class          CUSIP      (x$1000) Prn Amt Prn Call   Dscretn   Managers       Sole    Shared  None
--------------                 -----          -----      -------- ------- --- ----   -------   --------       ----    ------  ----
3D SYSTEMS CORP                 COM         88554D205       3914   411960 SH         Defined                411960
ACCELR8 TECHNOLOGY CORP         COM         004304200        224    50900 SH         Defined                 50900
ACCURAY INC                     COM         004397105       1243   170500 SH         Defined                170500
AMERICAN VANGUARD CORP          COM         030371108       4928   400615 SH         Defined                400615
AMERIGAS PARTNERS - LP          UNIT        030975106        319    10000 SH         Defined                 10000
ANADARKO PETROLEUM CORP         COM         032511107        599     8000 SH         Defined                  8000
ANALOG DEVICES INC              COM         032654105        452    14223 SH         Defined                 14223
BREEZE-EASTERN CORP             COM         106764103        553    50700 SH         Defined                 50700
CELGENE CORP                    COM         151020104     107289  1679807 SH         Defined               1679807
CLEVELAND-CLIFFS INC            COM         185896107      22312   187200 SH         Defined                187200
EATON CORP                      COM         278058102       6594    77600 SH         Defined                 77600
ELAN PLC                        ADR         284131208      27679   778600 SH         Defined                778600
EMERITUS CORPORATION            COM         291005106       2208   151000 SH         Defined                151000
ENERGY FOCUS INC                COM         29268T102        273   116150 SH         Defined                116150
EQUITABLE RESOURCES INC         COM         294549100       6008    87000 SH         Defined                 87000
EV3 INC                         COM         26928A200       1498   158000 SH         Defined                158000
EVERGREEN ENERGY INC            COM         30024B104        361   207600 SH         Defined                207600
HCP, INC                        COM         40414L109        204     6400 SH         Defined                  6400
HEALTH GRADES INC               COM         42218Q102       1189   264800 SH         Defined                264800
HUDSON CITY BANCORP             COM         443683107       5101   305787 SH         Defined                305787
ISHARES SILVER TRUST            ISHARES     46428Q109        863     5000 SH         Defined                  5000
KOPIN CORP.                     COM         500600101         50    17568 SH         Defined                 17568
MARKWEST ENERGY PARTNERS LP     UNIT        570759100        878    24600 SH         Defined                 24600
METABOLIX INC                   COM         591018809       7884   804534 SH         Defined                804534
MRV COMMUNICATIONS INC.         COM         553477100        550   462200 SH         Defined                462200
NEWFIELD EXPLORATION CO         COM         651290108       7321   112200 SH         Defined                112200
NEWMONT MINING CORPORATION      COM         651639106       3383    64850 SH         Defined                 64850
NOBLE CORP                      SHS         G65422100       8990   138400 SH         Defined                138400
NORTHERN OIL AND GAS INC        COM         665531109        133    10000 SH         Defined                 10000
NOVAGOLD RESOURCES INC          COM         66987E206        357    47900 SH         Defined                 47900
PATRIOT COAL CORP               COM         70336T104        466     3040 SH         Defined                  3040
PEABODY ENERGY CORP             COM         704549104       2677    30400 SH         Defined                 30400
PETROHAWK ENERGY CORP           COM         716495106       9651   208400 SH         Defined                208400
QUESTAR CORP                    COM         748356102       6209    87400 SH         Defined                 87400
RAYONIER INC                    COM         754907103       7755   182644 SH         Defined                182644
SOUTHWESTERN ENERGY CO          COM         845467109      31235   656050 SH         Defined                656050
SPDR GOLD TRUST                 GOLD SHS    78463V107       8226    90000 SH         Defined                 90000
STERICYCLE, INC.                COM         858912108       4389    84900 SH         Defined                 84900
THERMO FISHER SCIENTIFIC INC    COM         883556102      10745   192800 SH         Defined                192800
TRANSITION THERAPEUTICS INC     COM         893716209        134    10000 SH         Defined                 10000
TRANSOCEAN INC                  SHS         G90073100        305     2000 SH         Defined                  2000
UNIVERSAL HEALTH RLTY INC       SH          91359E105        962    32083 SH         Defined                 32083
WILLBROS GROUP INC              COM         969199108      11163   254800 SH         Defined                254800
WYETH                           COM         983024100       8772   182900 SH         Defined                182900
ZIX CORPORATION                 COM         98974P100       3165  1138494 SH         Defined               1138494
REPORT SUMMARY                           45 DATA RECORDS  329211              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED